MASSMUTUAL SELECT FUNDS

Supplement dated December 19, 2013 to the

Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts

Mutual Life Insurance Company (“MassMutual”) as the Funds’ investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

On or after March 21, 2014, but no later than April 1, 2014, each Class L share of the S&P 500® Index Fund, S&P Mid Cap Index Fund, Russell 2000 Small Cap Index Fund, and MSCI EAFE International Index Fund will be converted to Class Y shares of the respective Fund.

The Board of Trustees of the Funds has approved changes to the Funds’ pricing structure that are expected to become effective on April 1, 2014 as shown below and on the following pages. Please note that while the current share class names are used below and on the following pages, effective April 1, 2014:

•

For each Fund, other than the PIMCO Total Return Fund, S&P 500® Index Fund, S&P Mid Cap Index Fund, Russell 2000 Small Cap Index Fund, and MSCI EAFE International Index Fund, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

•

For the PIMCO Total Return Fund, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, Class A shares will be renamed to Class R4 shares, and Class N shares will be renamed to Class R3 shares.

•

For the S&P 500® Index Fund, Class Z shares will be renamed to Class I shares, Class I shares will be renamed to Class R5 shares, Class S shares will be renamed to Service Class shares, Class Y shares will be renamed to Administrative Class shares, Class A shares will be renamed to Class R4 shares, and Class N shares will be renamed to Class R3 shares.

•

For the S&P Mid Cap Index Fund, Russell 2000 Small Cap Index Fund, and MSCI EAFE International Index Fund, Class Z shares will be renamed to Class I shares, Class I shares will be renamed to Class R5 shares, Class S shares will be renamed to Service Class shares, and Class Y shares will be renamed to Administrative Class shares.

MassMutual Select PIMCO Total Return Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees	.35%	.35%	.35%	.35%	.35%	.35%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.05%	.15%	.25%	.35%	.25%	.25%
Total Annual Fund Operating Expenses	.40%	.50%	.60%	.70%	.85%	1.10%

(1)	Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$41	$128	$224	$505
Class S	$51	$160	$280	$628
Class Y	$61	$192	$335	$750
Class L	$72	$224	$390	$871
Class A	$87	$271	$471	$1,049
Class N	$112	$350	$606	$1,340

MassMutual Select Strategic Bond Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees(1)	.45%	.45%	.45%	.45%	.45%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.24%	.34%	.44%	.44%	.34%
Total Annual Fund Operating Expenses	.69%	.79%	.89%	1.14%	1.29%
Expense Reimbursement	(.11%)	(.11%)	(.11%)	(.11%)	(.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.58%	.68%	.78%	1.03%	1.18%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .58%, .68%, .78%, 1.03%, and 1.18% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$59	$210	$373	$848
Class Y	$69	$241	$428	$968
Class L	$80	$273	$482	$1,086
Class A	$575	$810	$1,063	$1,786
Class N	$120	$398	$697	$1,547

MassMutual Select BlackRock Global Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees(1)	.78%	.78%	.78%	.78%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.24%	.34%	.44%	.44%
Other Expenses of the Select Cayman Fund	.02%	.02%	.02%	.02%
Remainder of Other Expenses	.22%	.32%	.42%	.42%
Total Annual Fund Operating Expenses	1.02%	1.12%	1.22%	1.47%
Expense Reimbursement	(.13%)	(.13%)	(.13%)	(.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.89%	.99%	1.09%	1.34%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .89%, .99%, 1.09%, and 1.34% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$91	$312	$551	$1,236
Class Y	$101	$343	$604	$1,352
Class L	$111	$374	$658	$1,466
Class A	$704	$1,001	$1,320	$2,221

MassMutual Select Diversified Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.50%	.50%	.50%	.50%	.50%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.15%	.25%	.35%	.35%	.25%
Total Annual Fund Operating Expenses	.65%	.75%	.85%	1.10%	1.25%

(1)	Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$66	$208	$362	$810
Class Y	$77	$240	$417	$930
Class L	$87	$271	$471	$1,049
Class A	$681	$905	$1,146	$1,838
Class N	$127	$397	$686	$1,511

MassMutual Select Fundamental Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees(1)	.60%	.60%	.60%	.60%	.60%	.60%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.03%	.13%	.23%	.33%	.33%	.23%
Total Annual Fund Operating Expenses	.63%	.73%	.83%	.93%	1.18%	1.33%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$64	$202	$351	$786
Class S	$75	$233	$406	$906
Class Y	$85	$265	$460	$1,025
Class L	$95	$296	$515	$1,143
Class A	$688	$928	$1,187	$1,924
Class N	$135	$421	$729	$1,601

MassMutual Select Large Cap Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees(1)	.60%	.60%	.60%	.60%	.60%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.15%	.25%	.35%	.35%	.25%
Acquired Fund Fees and Expenses	.02%	.02%	.02%	.02%	.02%
Total Annual Fund Operating Expenses(2)	.77%	.87%	.97%	1.22%	1.37%
Expense Reimbursement	(.02%)	(.02%)	(.02%)	(.02%)	(.02%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.75%	.85%	.95%	1.20%	1.35%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .73%, .83%, .93%, 1.18%, and 1.33% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$77	$244	$426	$952
Class Y	$87	$276	$480	$1,071
Class L	$97	$307	$534	$1,188
Class A	$690	$938	$1,205	$1,966
Class N	$137	$432	$748	$1,645

MM S&P 500® Index Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class I	Class S	Class Y	Class A	Class N
Management Fees	.10%	.10%	.10%	.10%	.10%	.10%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.03%	.13%	.28%	.38%	.28%	.28%
Total Annual Fund Operating Expenses	.13%	.23%	.38%	.48%	.63%	.88%

(1)	Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$13	$42	$73	$166
Class I	$24	$74	$130	$293
Class S	$39	$122	$213	$480
Class Y	$49	$154	$269	$604
Class A	$64	$202	$351	$786
Class N	$90	$281	$488	$1,084

MassMutual Select Focused Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees	.69%	.69%	.69%	.69%	.69%	.69%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.05%	.15%	.25%	.35%	.35%	.25%
Total Annual Fund Operating Expenses	.74%	.84%	.94%	1.04%	1.29%	1.44%

(1)	Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$76	$237	$411	$918
Class S	$86	$268	$466	$1,037
Class Y	$96	$300	$520	$1,155
Class L	$106	$331	$574	$1,271
Class A	$699	$960	$1,242	$2,042
Class N	$147	$456	$787	$1,724

MassMutual Select Fundamental Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.65%	.65%	.65%	.65%	.65%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.24%	.34%	.44%	.44%	.34%
Total Annual Fund Operating Expenses	.89%	.99%	1.09%	1.34%	1.49%
Expense Reimbursement	(.09%)	(.09%)	(.09%)	(.09%)	(.09%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.80%	.90%	1.00%	1.25%	1.40%

(1)	Other Expenses have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .80%, .90%, 1.00%, 1.25%, and 1.40% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$82	$275	$484	$1,088
Class Y	$92	$306	$538	$1,205
Class L	$102	$338	$592	$1,321
Class A	$695	$967	$1,259	$2,088
Class N	$143	$462	$805	$1,772

MassMutual Select Blue Chip Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.64%	.64%	.64%	.64%	.64%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.14%	.24%	.34%	.34%	.24%
Total Annual Fund Operating Expenses	.78%	.88%	.98%	1.23%	1.38%

(1)	Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$80	$249	$433	$966
Class Y	$90	$281	$488	$1,084
Class L	$100	$312	$542	$1,201
Class A	$693	$943	$1,212	$1,978
Class N	$140	$437	$755	$1,657

MassMutual Select Growth Opportunities Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees(1)	.70%	.70%	.70%	.70%	.70%	.70%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.04%	.14%	.24%	.34%	.34%	.24%
Total Annual Fund Operating Expenses	.74%	.84%	.94%	1.04%	1.29%	1.44%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$76	$237	$411	$918
Class S	$86	$268	$466	$1,037
Class Y	$96	$300	$520	$1,155
Class L	$106	$331	$574	$1,271
Class A	$699	$960	$1,242	$2,042
Class N	$147	$456	$787	$1,724

MassMutual Select Mid-Cap Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees	.70%	.70%	.70%	.70%	.70%	.70%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.11%	.21%	.31%	.41%	.41%	.31%
Total Annual Fund Operating Expenses	.81%	.91%	1.01%	1.11%	1.36%	1.51%
Expense Reimbursement	(.01%)	(.01%)	(.01%)	(.01%)	(.01%)	(.01%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.80%	.90%	1.00%	1.10%	1.35%	1.50%

(1)	Other Expenses have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .80%, .90%, 1.00%, 1.10%, 1.35%, and 1.50% for Classes Z, S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$82	$258	$449	$1,001
Class S	$92	$289	$503	$1,119
Class Y	$102	$321	$557	$1,235
Class L	$112	$352	$611	$1,351
Class A	$705	$980	$1,276	$2,115
Class N	$153	$476	$823	$1,801

MassMutual Select Small Cap Value Equity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.75%	.75%	.75%	.75%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.19%	.29%	.39%	.39%
Acquired Fund Fees and Expenses	.07%	.07%	.07%	.07%
Total Annual Fund Operating Expenses(2)	1.01%	1.11%	1.21%	1.46%
Expense Reimbursement	(.04%)	(.04%)	(.04%)	(.04%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.97%	1.07%	1.17%	1.42%

(1)	Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .90%, 1.00%, 1.10%, and 1.35% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$99	$318	$554	$1,233
Class Y	$109	$349	$608	$1,348
Class L	$119	$380	$661	$1,462
Class A	$711	$1,006	$1,323	$2,218

MassMutual Select Small Company Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees	.85%	.85%	.85%	.85%	.85%	.85%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.05%	.15%	.25%	.35%	.35%	.25%
Acquired Fund Fees and Expenses	.03%	.03%	.03%	.03%	.03%	.03%
Total Annual Fund Operating Expenses(2)	.93%	1.03%	1.13%	1.23%	1.48%	1.63%

(1)	Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$95	$296	$515	$1,143
Class S	$105	$328	$569	$1,259
Class Y	$115	$359	$622	$1,375
Class L	$125	$390	$676	$1,489
Class A	$717	$1,016	$1,336	$2,242
Class N	$166	$514	$887	$1,933

MM S&P® Mid Cap Index Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class I	Class S	Class Y	Class A
Management Fees	.10%	.10%	.10%	.10%	.10%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%
Other Expenses(1)	.15%	.25%	.40%	.50%	.50%
Acquired Fund Fees and Expenses	.02%	.02%	.02%	.02%	.02%
Total Annual Fund Operating Expenses(2)	.27%	.37%	.52%	.62%	.87%
Expense Reimbursement	(.05%)	(.05%)	(.05%)	(.05%)	(.05%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.22%	.32%	.47%	.57%	.82%

(1)	Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .20%, .30%, .45%, .55%, and .80% for Classes Z, I, S, Y, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$23	$82	$147	$338
Class I	$33	$114	$203	$463
Class S	$48	$162	$286	$648
Class Y	$58	$193	$341	$769
Class A	$654	$832	$1,025	$1,582

MM Russell 2000® Small Cap Index Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class I	Class S	Class Y	Class A
Management Fees	.10%	.10%	.10%	.10%	.10%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%
Other Expenses(1)	.25%	.35%	.50%	.60%	.60%
Acquired Fund Fees and Expenses	.10%	.10%	.10%	.10%	.10%
Total Annual Fund Operating Expenses(2)	.45%	.55%	.70%	.80%	1.05%
Expense Reimbursement	(.15%)	(.15%)	(.15%)	(.15%)	(.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.30%	.40%	.55%	.65%	.90%

(1)	Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .20%, .30%, .45%, .55%, and .80% for Classes Z, I, S, Y, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$31	$129	$237	$552
Class I	$41	$161	$292	$675
Class S	$56	$209	$375	$856
Class Y	$66	$240	$429	$976
Class A	$662	$876	$1,107	$1,771

MassMutual Select Mid Cap Growth Equity II Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees(1)	.72%	.72%	.72%	.72%	.72%	.72%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.03%	.13%	.23%	.33%	.33%	.23%
Total Annual Fund Operating Expenses	.75%	.85%	.95%	1.05%	1.30%	1.45%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$77	$240	$417	$930
Class S	$87	$271	$471	$1,049
Class Y	$97	$303	$525	$1,166
Class L	$107	$334	$579	$1,283
Class A	$700	$963	$1,247	$2,053
Class N	$148	$459	$792	$1,735

MassMutual Select Small Cap Growth Equity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees(1)	.80%	.80%	.80%	.80%	.80%	.80%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.05%	.15%	.25%	.35%	.35%	.25%
Acquired Fund Fees and Expenses	.02%	.02%	.02%	.02%	.02%	.02%
Total Annual Fund Operating Expenses(2)	.87%	.97%	1.07%	1.17%	1.42%	1.57%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$89	$278	$482	$1,073
Class S	$99	$309	$536	$1,190
Class Y	$109	$340	$590	$1,306
Class L	$119	$372	$644	$1,420
Class A	$711	$998	$1,307	$2,179
Class N	$160	$496	$855	$1,867

MassMutual Select Small Company Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.85%	.85%	.85%	.85%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.32%	.42%	.52%	.52%
Total Annual Fund Operating Expenses	1.17%	1.27%	1.37%	1.62%
Expense Reimbursement	(.17%)	(.17%)	(.17%)	(.17%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	1.00%	1.10%	1.20%	1.45%

(1)	Other Expenses have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.00%, 1.10%, 1.20%, and 1.45% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$102	$355	$627	$1,405
Class Y	$112	$386	$681	$1,519
Class L	$122	$417	$734	$1,632
Class A	$714	$1,041	$1,391	$2,373

MassMutual Select Diversified International Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees(1)	.80%	.80%	.80%	.80%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.26%	.36%	.46%	.46%
Total Annual Fund Operating Expenses	1.06%	1.16%	1.26%	1.51%
Expense Reimbursement	(.06%)	(.06%)	(.06%)	(.06%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	1.00%	1.10%	1.20%	1.45%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.00%, 1.10%, 1.20%, and 1.45% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$102	$331	$579	$1,289
Class Y	$112	$363	$633	$1,404
Class L	$122	$394	$686	$1,517
Class A	$714	$1,019	$1,346	$2,268

MM MSCI EAFE® International Index Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class I	Class S	Class Y	Class A
Management Fees	.10%	.10%	.10%	.10%	.10%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%
Other Expenses(1)	.24%	.34%	.49%	.59%	.59%
Total Annual Fund Operating Expenses	.34%	.44%	.59%	.69%	.94%
Expense Reimbursement	(.09%)	(.09%)	(.09%)	(.09%)	(.09%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.25%	.35%	.50%	.60%	.85%

(1)	Other Expenses have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .25%, .35%, .50%, .60%, and .85% for Classes Z, I, S, Y, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$26	$100	$182	$422
Class I	$36	$132	$237	$546
Class S	$51	$180	$320	$729
Class Y	$61	$212	$375	$850
Class A	$657	$849	$1,057	$1,656

MassMutual Select Overseas Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees(1)	.80%	.80%	.80%	.80%	.80%	.80%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.11%	.21%	.31%	.41%	.41%	.31%
Total Annual Fund Operating Expenses	.91%	1.01%	1.11%	1.21%	1.46%	1.61%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$93	$290	$504	$1,120
Class S	$103	$322	$558	$1,236
Class Y	$113	$353	$612	$1,352
Class L	$123	$384	$665	$1,466
Class A	$715	$1,010	$1,327	$2,221
Class N	$164	$508	$876	$1,911

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-13-10

MASSMUTUAL SELECT FUNDS

MassMutual Select PIMCO Total Return Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, Class A shares will be renamed to Class R4 shares, and Class N shares will be renamed to Class R3 shares.

MassMutual Select PIMCO Total Return Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees	.35%	.35%	.35%	.35%	.35%	.35%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.05%	.15%	.25%	.35%	.25%	.25%
Total Annual Fund Operating Expenses	.40%	.50%	.60%	.70%	.85%	1.10%

(1)	Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$41	$128	$224	$505
Class S	$51	$160	$280	$628
Class Y	$61	$192	$335	$750
Class L	$72	$224	$390	$871
Class A	$87	$271	$471	$1,049
Class N	$112	$350	$606	$1,340

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Strategic Bond Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual Select Strategic Bond Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees(1)	.45%		.45%		.45%		.45%		.45%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses(1)	.24%		.34%		.44%		.44%		.34%
Total Annual Fund Operating Expenses	.69%		.79%		.89%		1.14%		1.29%
Expense Reimbursement	(.11%	)	(.11%	)	(.11%	)	(.11%	)	(.11%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.58%		.68%		.78%		1.03%		1.18%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .58%, .68%, .78%, 1.03%, and 1.18% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$59	$210	$373	$848
Class Y	$69	$241	$428	$968
Class L	$80	$273	$482	$1,086
Class A	$575	$810	$1,063	$1,786
Class N	$120	$398	$697	$1,547

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

MassMutual Select BlackRock Global Allocation Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, and Class L shares will be renamed to Administrative Class shares.

MassMutual Select BlackRock Global Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees(1)	.78%		.78%		.78%		.78%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	.24%		.34%		.44%		.44%
Other Expenses of the Select Cayman Fund	.02%		.02%		.02%		.02%
Remainder of Other Expenses	.22%		.32%		.42%		.42%
Total Annual Fund Operating Expenses	1.02%		1.12%		1.22%		1.47%
Expense Reimbursement	(.13%	)	(.13%	)	(.13%	)	(.13%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.89%		.99%		1.09%		1.34%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .89%, .99%, 1.09%, and 1.34% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$91	$312	$551	$1,236
Class Y	$101	$343	$604	$1,352
Class L	$111	$374	$658	$1,466
Class A	$704	$1,001	$1,320	$2,221

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Diversified Value Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual Select Diversified Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.50%	.50%	.50%	.50%	.50%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.15%	.25%	.35%	.35%	.25%
Total Annual Fund Operating Expenses	.65%	.75%	.85%	1.10%	1.25%

(1)	Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$66	$208	$362	$810
Class Y	$77	$240	$417	$930
Class L	$87	$271	$471	$1,049
Class A	$681	$905	$1,146	$1,838
Class N	$127	$397	$686	$1,511

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL SELECT FUNDS

MassMutual Select Fundamental Value Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual Select Fundamental Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees(1)	.60%	.60%	.60%	.60%	.60%	.60%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.03%	.13%	.23%	.33%	.33%	.23%
Total Annual Fund Operating Expenses	.63%	.73%	.83%	.93%	1.18%	1.33%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$64	$202	$351	$786
Class S	$75	$233	$406	$906
Class Y	$85	$265	$460	$1,025
Class L	$95	$296	$515	$1,143
Class A	$688	$928	$1,187	$1,924
Class N	$135	$421	$729	$1,601

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Large Cap Value Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual Select Large Cap Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees(1)	.60%		.60%		.60%		.60%		.60%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses(1)	.15%		.25%		.35%		.35%		.25%
Acquired Fund Fees and Expenses	.02%		.02%		.02%		.02%		.02%
Total Annual Fund Operating Expenses(2)	.77%		.87%		.97%		1.22%		1.37%
Expense Reimbursement	(.02%	)	(.02%	)	(.02%	)	(.02%	)	(.02%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.75%		.85%		.95%		1.20%		1.35%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .73%, .83%, .93%, 1.18%, and 1.33% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$77	$244	$426	$952
Class Y	$87	$276	$480	$1,071
Class L	$97	$307	$534	$1,188
Class A	$690	$938	$1,205	$1,966
Class N	$137	$432	$748	$1,645

PEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL SELECT FUNDS

MM S&P 500® Index Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

On or after March 21, 2014, but no later than April 1, 2014, each Class L share of the Fund will be converted to Class Y shares of the Fund.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class I shares will be renamed to Class R5 shares, Class S shares will be renamed to Service Class shares, Class Y shares will be renamed to Administrative Class shares, Class A shares will be renamed to Class R4 shares, and Class N shares will be renamed to Class R3 shares.

MM S&P 500® Index Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class I	Class S	Class Y	Class A	Class N
Management Fees	.10%	.10%	.10%	.10%	.10%	.10%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.03%	.13%	.28%	.38%	.28%	.28%
Total Annual Fund Operating Expenses	.13%	.23%	.38%	.48%	.63%	.88%

(1)	Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$13	$42	$73	$166
Class I	$24	$74	$130	$293
Class S	$39	$122	$213	$480
Class Y	$49	$154	$269	$604
Class A	$64	$202	$351	$786
Class N	$90	$281	$488	$1,084

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL SELECT FUNDS

MassMutual Select Focused Value Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual Select Focused Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees	.69%	.69%	.69%	.69%	.69%	.69%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.05%	.15%	.25%	.35%	.35%	.25%
Total Annual Fund Operating Expenses	.74%	.84%	.94%	1.04%	1.29%	1.44%

(1)	Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$76	$237	$411	$918
Class S	$86	$268	$466	$1,037
Class Y	$96	$300	$520	$1,155
Class L	$106	$331	$574	$1,271
Class A	$699	$960	$1,242	$2,042
Class N	$147	$456	$787	$1,724

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Fundamental Growth Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual Select Fundamental Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees	.65%		.65%		.65%		.65%		.65%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses(1)	.24%		.34%		.44%		.44%		.34%
Total Annual Fund Operating Expenses	.89%		.99%		1.09%		1.34%		1.49%
Expense Reimbursement	(.09%	)	(.09%	)	(.09%	)	(.09%	)	(.09%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.80%		.90%		1.00%		1.25%		1.40%

(1)	Other Expenses have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .80%, .90%, 1.00%, 1.25%, and 1.40% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$82	$275	$484	$1,088
Class Y	$92	$306	$538	$1,205
Class L	$102	$338	$592	$1,321
Class A	$695	$967	$1,259	$2,088
Class N	$143	$462	$805	$1,772

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Blue Chip Growth Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual Select Blue Chip Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.64%	.64%	.64%	.64%	.64%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.14%	.24%	.34%	.34%	.24%
Total Annual Fund Operating Expenses	.78%	.88%	.98%	1.23%	1.38%

(1)	Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$80	$249	$433	$966
Class Y	$90	$281	$488	$1,084
Class L	$100	$312	$542	$1,201
Class A	$693	$943	$1,212	$1,978
Class N	$140	$437	$755	$1,657

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL SELECT FUNDS

MassMutual Select Growth Opportunities Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual Select Growth Opportunities Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees(1)	.70%	.70%	.70%	.70%	.70%	.70%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.04%	.14%	.24%	.34%	.34%	.24%
Total Annual Fund Operating Expenses	.74%	.84%	.94%	1.04%	1.29%	1.44%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$76	$237	$411	$918
Class S	$86	$268	$466	$1,037
Class Y	$96	$300	$520	$1,155
Class L	$106	$331	$574	$1,271
Class A	$699	$960	$1,242	$2,042
Class N	$147	$456	$787	$1,724

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-03

MASSMUTUAL SELECT FUNDS

MassMutual Select Mid-Cap Value Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual Select Mid-Cap Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z		Class S		Class Y		Class L		Class A		Class N
Management Fees	.70%		.70%		.70%		.70%		.70%		.70%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%		.50%
Other Expenses(1)	.11%		.21%		.31%		.41%		.41%		.31%
Total Annual Fund Operating Expenses	.81%		.91%		1.01%		1.11%		1.36%		1.51%
Expense Reimbursement	(.01%	)	(.01%	)	(.01%	)	(.01%	)	(.01%	)	(.01%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.80%		.90%		1.00%		1.10%		1.35%		1.50%

(1)	Other Expenses have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .80%, .90%, 1.00%, 1.10%, 1.35%, and 1.50% for Classes Z, S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$82	$258	$449	$1,001
Class S	$92	$289	$503	$1,119
Class Y	$102	$321	$557	$1,235
Class L	$112	$352	$611	$1,351
Class A	$705	$980	$1,276	$2,115
Class N	$153	$476	$823	$1,801

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL SELECT FUNDS

MassMutual Select Small Cap Value Equity Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, and Class L shares will be renamed to Administrative Class shares.

MassMutual Select Small Cap Value Equity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.75%		.75%		.75%		.75%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	.19%		.29%		.39%		.39%
Acquired Fund Fees and Expenses	.07%		.07%		.07%		.07%
Total Annual Fund Operating Expenses(2)	1.01%		1.11%		1.21%		1.46%
Expense Reimbursement	(.04%	)	(.04%	)	(.04%	)	(.04%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.97%		1.07%		1.17%		1.42%

(1)	Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .90%, 1.00%, 1.10%, and 1.35% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$99	$318	$554	$1,233
Class Y	$109	$349	$608	$1,348
Class L	$119	$380	$661	$1,462
Class A	$711	$1,006	$1,323	$2,218

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL SELECT FUNDS

MassMutual Select Small Company Value Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual Select Small Company Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees	.85%	.85%	.85%	.85%	.85%	.85%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.05%	.15%	.25%	.35%	.35%	.25%
Acquired Fund Fees and Expenses	.03%	.03%	.03%	.03%	.03%	.03%
Total Annual Fund Operating Expenses(2)	.93%	1.03%	1.13%	1.23%	1.48%	1.63%

(1)	Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$95	$296	$515	$1,143
Class S	$105	$328	$569	$1,259
Class Y	$115	$359	$622	$1,375
Class L	$125	$390	$676	$1,489
Class A	$717	$1,016	$1,336	$2,242
Class N	$166	$514	$887	$1,933

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

MM S&P® Mid Cap Index Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

On or after March 21, 2014, but no later than April 1, 2014, each Class L share of the Fund will be converted to Class Y shares of the Fund.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class I shares will be renamed to Class R5 shares, Class S shares will be renamed to Service Class shares, and Class Y shares will be renamed to Administrative Class shares.

MM S&P® Mid Cap Index Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z		Class I		Class S		Class Y		Class A
Management Fees	.10%		.10%		.10%		.10%		.10%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%
Other Expenses(1)	.15%		.25%		.40%		.50%		.50%
Acquired Fund Fees and Expenses	.02%		.02%		.02%		.02%		.02%
Total Annual Fund Operating Expenses(2)	.27%		.37%		.52%		.62%		.87%
Expense Reimbursement	(.05%	)	(.05%	)	(.05%	)	(.05%	)	(.05%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.22%		.32%		.47%		.57%		.82%

(1)	Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .20%, .30%, .45%, .55%, and .80% for Classes Z, I, S, Y, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$23	$82	$147	$338
Class I	$33	$114	$203	$463
Class S	$48	$162	$286	$648
Class Y	$58	$193	$341	$769
Class A	$654	$832	$1,025	$1,582

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

MM Russell 2000® Small Cap Index Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

On or after March 21, 2014, but no later than April 1, 2014, each Class L share of the Fund will be converted to Class Y shares of the Fund.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class I shares will be renamed to Class R5 shares, Class S shares will be renamed to Service Class shares, and Class Y shares will be renamed to Administrative Class shares.

MM Russell 2000® Small Cap Index Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z		Class I		Class S		Class Y		Class A
Management Fees	.10%		.10%		.10%		.10%		.10%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%
Other Expenses(1)	.25%		.35%		.50%		.60%		.60%
Acquired Fund Fees and Expenses	.10%		.10%		.10%		.10%		.10%
Total Annual Fund Operating Expenses(2)	.45%		.55%		.70%		.80%		1.05%
Expense Reimbursement	(.15%	)	(.15%	)	(.15%	)	(.15%	)	(.15%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.30%		.40%		.55%		.65%		.90%

(1)	Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .20%, .30%, .45%, .55%, and .80% for Classes Z, I, S, Y, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$31	$129	$237	$552
Class I	$41	$161	$292	$675
Class S	$56	$209	$375	$856
Class Y	$66	$240	$429	$976
Class A	$662	$876	$1,107	$1,771

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL SELECT FUNDS

MassMutual Select Mid Cap Growth Equity II Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual Select Mid Cap Growth Equity II Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees(1)	.72%	.72%	.72%	.72%	.72%	.72%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.03%	.13%	.23%	.33%	.33%	.23%
Total Annual Fund Operating Expenses	.75%	.85%	.95%	1.05%	1.30%	1.45%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$77	$240	$417	$930
Class S	$87	$271	$471	$1,049
Class Y	$97	$303	$525	$1,166
Class L	$107	$334	$579	$1,283
Class A	$700	$963	$1,247	$2,053
Class N	$148	$459	$792	$1,735

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Small Cap Growth Equity Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual Select Small Cap Growth Equity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees(1)	.80%	.80%	.80%	.80%	.80%	.80%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.05%	.15%	.25%	.35%	.35%	.25%
Acquired Fund Fees and Expenses	.02%	.02%	.02%	.02%	.02%	.02%
Total Annual Fund Operating Expenses(2)	.87%	.97%	1.07%	1.17%	1.42%	1.57%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$89	$278	$482	$1,073
Class S	$99	$309	$536	$1,190
Class Y	$109	$340	$590	$1,306
Class L	$119	$372	$644	$1,420
Class A	$711	$998	$1,307	$2,179
Class N	$160	$496	$855	$1,867

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Small Company Growth Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, and Class L shares will be renamed to Administrative Class shares.

MassMutual Select Small Company Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.85%		.85%		.85%		.85%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	.32%		.42%		.52%		.52%
Total Annual Fund Operating Expenses	1.17%		1.27%		1.37%		1.62%
Expense Reimbursement	(.17%	)	(.17%	)	(.17%	)	(.17%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	1.00%		1.10%		1.20%		1.45%

(1)	Other Expenses have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.00%, 1.10%, 1.20%, and 1.45% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$102	$355	$627	$1,405
Class Y	$112	$386	$681	$1,519
Class L	$122	$417	$734	$1,632
Class A	$714	$1,041	$1,391	$2,373

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-04

MASSMUTUAL SELECT FUNDS

MassMutual Select Diversified International Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, and Class L shares will be renamed to Administrative Class shares.

MassMutual Select Diversified International Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees(1)	.80%		.80%		.80%		.80%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	.26%		.36%		.46%		.46%
Total Annual Fund Operating Expenses	1.06%		1.16%		1.26%		1.51%
Expense Reimbursement	(.06%	)	(.06%	)	(.06%	)	(.06%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	1.00%		1.10%		1.20%		1.45%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.00%, 1.10%, 1.20%, and 1.45% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$102	$331	$579	$1,289
Class Y	$112	$363	$633	$1,404
Class L	$122	$394	$686	$1,517
Class A	$714	$1,019	$1,346	$2,268

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

MM MSCI EAFE® International Index Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

On or after March 21, 2014, but no later than April 1, 2014, each Class L share of the Fund will be converted to Class Y shares of the Fund.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class I shares will be renamed to Class R5 shares, Class S shares will be renamed to Service Class shares, and Class Y shares will be renamed to Administrative Class shares.

MM MSCI EAFE® International Index Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z		Class I		Class S		Class Y		Class A
Management Fees	.10%		.10%		.10%		.10%		.10%
Distribution and Service (Rule 12b-1) Fees	None		None		None		None		.25%
Other Expenses(1)	.24%		.34%		.49%		.59%		.59%
Total Annual Fund Operating Expenses	.34%		.44%		.59%		.69%		.94%
Expense Reimbursement	(.09%	)	(.09%	)	(.09%	)	(.09%	)	(.09%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.25%		.35%		.50%		.60%		.85%

(1)	Other Expenses have been restated to reflect current fees.

(2)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .25%, .35%, .50%, .60%, and .85% for Classes Z, I, S, Y, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$26	$100	$182	$422
Class I	$36	$132	$237	$546
Class S	$51	$180	$320	$729
Class Y	$61	$212	$375	$850
Class A	$657	$849	$1,057	$1,656

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL SELECT FUNDS

MassMutual Select Overseas Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual Select Overseas Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees(1)	.80%	.80%	.80%	.80%	.80%	.80%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses(1)	.11%	.21%	.31%	.41%	.41%	.31%
Total Annual Fund Operating Expenses	.91%	1.01%	1.11%	1.21%	1.46%	1.61%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$93	$290	$504	$1,120
Class S	$103	$322	$558	$1,236
Class Y	$113	$353	$612	$1,352
Class L	$123	$384	$665	$1,466
Class A	$715	$1,010	$1,327	$2,221
Class N	$164	$508	$876	$1,911

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

Supplement dated December 19, 2013 to the

Prospectus dated April 1, 2013 and the

Prospectus dated September 16, 2013

This supplement provides new and additional information beyond that contained in the Prospectuses and any previous supplements. It should be retained and read in conjunction with the Prospectuses and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Funds’ investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

On or after March 14, 2014, but no later than April 1, 2014, each Class L share of the RetireSMARTSM In Retirement Fund, RetireSMARTSM 2010 Fund, RetireSMARTSM 2015 Fund, RetireSMARTSM 2020 Fund, RetireSMARTSM 2025 Fund, RetireSMARTSM 2030 Fund, RetireSMARTSM 2035 Fund, RetireSMARTSM 2040 Fund, RetireSMARTSM 2045 Fund, RetireSMARTSM 2050 Fund, and RetireSMARTSM 2055 Fund will be converted to Class Y shares of the respective Fund.

The Board of Trustees of the Funds has approved changes to the Funds’ pricing structure that are expected to become effective on April 1, 2014 as shown below and on the following pages. Please note that while the current share class names are used below and on the following pages, effective April 1, 2014:

•

For the RetireSMARTSM Conservative Fund, RetireSMARTSM Moderate Fund, RetireSMARTSM Moderate Growth Fund, and RetireSMARTSM Growth Fund, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, and Class L shares will be renamed to Administrative Class shares.

•

For the RetireSMARTSM In Retirement Fund, RetireSMARTSM 2010 Fund, RetireSMARTSM 2015 Fund, RetireSMARTSM 2020 Fund, RetireSMARTSM 2025 Fund, RetireSMARTSM 2030 Fund, RetireSMARTSM 2035 Fund, RetireSMARTSM 2040 Fund, RetireSMARTSM 2045 Fund, RetireSMARTSM 2050 Fund, and RetireSMARTSM 2055 Fund, Class S shares will be renamed to Service Class shares, Class Y shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual RetireSMARTSM Conservative Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees(1)	.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	.18%		.28%		.38%		.38%
Acquired Fund Fees and Expenses	.53%		.53%		.53%		.53%
Total Annual Fund Operating Expenses(2)	.71%		.81%		.91%		1.16%
Expense Reimbursement	(.06%	)	(.06%	)	(.06%	)	(.06%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.65%		.75%		.85%		1.10%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .12%, .22%, .32%, and .57% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the pervious sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$66	$221	$389	$877
Class Y	$77	$253	$444	$996
Class L	$87	$284	$498	$1,114
Class A	$681	$917	$1,171	$1,898

MassMutual RetireSMARTSM Moderate Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees(1)	.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	.15%		.25%		.35%		.35%
Acquired Fund Fees and Expenses	.59%		.59%		.59%		.59%
Total Annual Fund Operating Expenses(2)	.74%		.84%		.94%		1.19%
Expense Reimbursement	(.01%	)	(.01%	)	(.01%	)	(.01%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.73%		.83%		.93%		1.18%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .14%, .24%, .34%, and .59% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$75	$236	$410	$917
Class Y	$85	$267	$465	$1,036
Class L	$95	$299	$519	$1,154
Class A	$688	$930	$1,191	$1,934

MassMutual RetireSMARTSM Moderate Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees(1)	.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	.16%		.26%		.36%		.36%
Acquired Fund Fees and Expenses	.65%		.65%		.65%		.65%
Total Annual Fund Operating Expenses(2)	.81%		.91%		1.01%		1.26%
Expense Reimbursement	(.02%	)	(.02%	)	(.02%	)	(.02%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.79%		.89%		.99%		1.24%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .14%, .24%, .34%, and .59% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$81	$257	$448	$1,000
Class Y	$91	$288	$502	$1,118
Class L	$101	$320	$556	$1,234
Class A	$694	$950	$1,225	$2,008

MassMutual RetireSMARTSM Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees(1)	.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	.29%		.39%		.49%		.49%
Acquired Fund Fees and Expenses	.68%		.68%		.68%		.68%
Total Annual Fund Operating Expenses(2)	.97%		1.07%		1.17%		1.42%
Expense Reimbursement	(.12%	)	(.12%	)	(.12%	)	(.12%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.85%		.95%		1.05%		1.30%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .17%, .27%, .37%, and .62% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$87	$297	$525	$1,179
Class Y	$97	$328	$578	$1,295
Class L	$107	$360	$632	$1,410
Class A	$700	$987	$1,296	$2,169

MassMutual RetireSMARTSM In Retirement Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class A		Class N
Management Fees(1)	.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		.25%		.50%
Other Expenses(1)	.40%		.50%		.50%		.40%
Acquired Fund Fees and Expenses	.55%		.55%		.55%		.55%
Total Annual Fund Operating Expenses(2)	.95%		1.05%		1.30%		1.45%
Expense Reimbursement	(.14%	)	(.14%	)	(.14%	)	(.14%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.81%		.91%		1.16%		1.31%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .26%, .36%, .61%, and .76% for Classes S, Y, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$83	$289	$512	$1,154
Class Y	$93	$320	$566	$1,270
Class A	$686	$950	$1,234	$2,041
Class N	$133	$445	$779	$1,723

MassMutual RetireSMARTSM 2010 Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class A		Class N
Management Fees(1)	.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		.25%		.50%
Other Expenses(1)	.37%		.47%		.47%		.37%
Acquired Fund Fees and Expenses	.57%		.57%		.57%		.57%
Total Annual Fund Operating Expenses(2)	.94%		1.04%		1.29%		1.44%
Expense Reimbursement	(.13%	)	(.13%	)	(.13%	)	(.13%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.81%		.91%		1.16%		1.31%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .24%, .34%, .59%, and .74% for Classes S, Y, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$83	$287	$507	$1,143
Class Y	$93	$318	$561	$1,259
Class A	$686	$948	$1,230	$2,031
Class N	$133	$443	$775	$1,713

MassMutual RetireSMARTSM 2015 Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class A
Management Fees(1)	.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		.25%
Other Expenses(1)	1.35%		1.45%		1.45%
Acquired Fund Fees and Expenses	.59%		.59%		.59%
Total Annual Fund Operating Expenses(2)	1.94%		2.04%		2.29%
Expense Reimbursement	(1.09%	)	(1.09%	)	(1.09%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.85%		.95%		1.20%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .26%, .36%, and .61% for Classes S, Y, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$87	$503	$946	$2,176
Class Y	$97	$534	$998	$2,282
Class A	$690	$1,151	$1,636	$2,970

MassMutual RetireSMARTSM 2020 Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class A		Class N
Management Fees(1)	.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		.25%		.50%
Other Expenses(1)	.26%		.36%		.36%		.26%
Acquired Fund Fees and Expenses	.62%		.62%		.62%		.62%
Total Annual Fund Operating Expenses(2)	.88%		.98%		1.23%		1.38%
Expense Reimbursement	(.02%	)	(.02%	)	(.02%	)	(.02%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.86%		.96%		1.21%		1.36%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .24%, .34%, .59%, and .74% for Classes S, Y, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$88	$279	$486	$1,082
Class Y	$98	$310	$540	$1,200
Class A	$691	$941	$1,210	$1,976
Class N	$138	$435	$753	$1,656

MassMutual RetireSMARTSM 2025 Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class A
Management Fees(1)	.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		.25%
Other Expenses(1)	1.35%		1.45%		1.45%
Acquired Fund Fees and Expenses	.64%		.64%		.64%
Total Annual Fund Operating Expenses(2)	1.99%		2.09%		2.34%
Expense Reimbursement	(1.14%	)	(1.14%	)	(1.14%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.85%		.95%		1.20%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .21%, .31%, and .56% for Classes S, Y, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$87	$514	$967	$2,225
Class Y	$97	$545	$1,019	$2,330
Class A	$690	$1,160	$1,656	$3,014

MassMutual RetireSMARTSM 2030 Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class A		Class N
Management Fees(1)	.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		.25%		.50%
Other Expenses(1)	.26%		.36%		.36%		.26%
Acquired Fund Fees and Expenses	.65%		.65%		.65%		.65%
Total Annual Fund Operating Expenses(2)	.91%		1.01%		1.26%		1.41%
Expense Reimbursement	(.02%	)	(.02%	)	(.02%	)	(.02%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.89%		.99%		1.24%		1.39%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .24%, .34%, .59%, and .74% for Classes S, Y, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$91	$288	$502	$1,118
Class Y	$101	$320	$556	$1,234
Class A	$694	$950	$1,225	$2,008
Class N	$142	$444	$769	$1,689

MassMutual RetireSMARTSM 2035 Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class A
Management Fees(1)	.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		.25%
Other Expenses(1)	1.64%		1.74%		1.74%
Acquired Fund Fees and Expenses	.65%		.65%		.65%
Total Annual Fund Operating Expenses(2)	2.29%		2.39%		2.64%
Expense Reimbursement	(1.39%	)	(1.39%	)	(1.39%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.90%		1.00%		1.25%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .25%, .35%, and .60% for Classes S, Y, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$92	$582	$1,098	$2,518
Class Y	$102	$612	$1,149	$2,620
Class A	$695	$1,224	$1,777	$3,280

MassMutual RetireSMARTSM 2040 Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class A		Class N
Management Fees(1)	.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		.25%		.50%
Other Expenses(1)	.28%		.38%		.38%		.28%
Acquired Fund Fees and Expenses	.66%		.66%		.66%		.66%
Total Annual Fund Operating Expenses(2)	.94%		1.04%		1.29%		1.44%
Expense Reimbursement	(.04%	)	(.04%	)	(.04%	)	(.04%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.90%		1.00%		1.25%		1.40%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .24%, .34%, .59%, and .74% for Classes S, Y, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$92	$296	$516	$1,151
Class Y	$102	$327	$570	$1,267
Class A	$695	$957	$1,238	$2,039
Class N	$143	$452	$783	$1,721

MassMutual RetireSMARTSM 2045 Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class A
Management Fees(1)	.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		.25%
Other Expenses(1)	2.75%		2.85%		2.85%
Acquired Fund Fees and Expenses	.67%		.67%		.67%
Total Annual Fund Operating Expenses(2)	3.42%		3.52%		3.77%
Expense Reimbursement	(2.53%	)	(2.53%	)	(2.53%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.89%		.99%		1.24%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .22%, .32%, and .57% for Classes S, Y, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$91	$814	$1,561	$3,532
Class Y	$101	$844	$1,609	$3,624
Class A	$694	$1,441	$2,205	$4,202

MassMutual RetireSMARTSM 2050 Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class A		Class N
Management Fees(1)	.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		.25%		.50%
Other Expenses(1)	.46%		.56%		.56%		.46%
Acquired Fund Fees and Expenses	.67%		.67%		.67%		.67%
Total Annual Fund Operating Expenses(2)	1.13%		1.23%		1.48%		1.63%
Expense Reimbursement	(.24%	)	(.24%	)	(.24%	)	(.24%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.89%		.99%		1.24%		1.39%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .22%, .32%, .57%, and .72% for Classes S, Y, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$91	$335	$599	$1,353
Class Y	$101	$367	$653	$1,467
Class A	$694	$994	$1,315	$2,222
Class N	$142	$491	$864	$1,913

MassMutual RetireSMARTSM 2055 Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class A
Management Fees(1)	.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		.25%
Other Expenses(2)	15.96%		16.06%		16.06%
Acquired Fund Fees and Expenses(2)	.67%		.67%		.67%
Total Annual Fund Operating Expenses	16.63%		16.73%		16.98%
Expense Reimbursement	(15.76%	)	(15.76%	)	(15.76%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.87%		.97%		1.22%

(1)	Management Fees have been restated to reflect current fees.

(2)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year of the Fund.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .20%, .30%, and .55% for Classes S, Y, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class S	$89	$3,161
Class Y	$99	$3,183
Class A	$692	$3,628

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M(RS)-13-02

B3001M(RS2055)-13-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Conservative Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, and Class L shares will be renamed to Administrative Class shares.

MassMutual RetireSMARTSM Conservative Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees(1)	.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	.18%		.28%		.38%		.38%
Acquired Fund Fees and Expenses	.53%		.53%		.53%		.53%
Total Annual Fund Operating Expenses(2)	.71%		.81%		.91%		1.16%
Expense Reimbursement	(.06%	)	(.06%	)	(.06%	)	(.06%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.65%		.75%		.85%		1.10%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .12%, .22%, .32%, and .57% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the pervious sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$66	$221	$389	$877
Class Y	$77	$253	$444	$996
Class L	$87	$284	$498	$1,114
Class A	$681	$917	$1,171	$1,898

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Moderate Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, and Class L shares will be renamed to Administrative Class shares.

MassMutual RetireSMARTSM Moderate Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees(1)	.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	.15%		.25%		.35%		.35%
Acquired Fund Fees and Expenses	.59%		.59%		.59%		.59%
Total Annual Fund Operating Expenses(2)	.74%		.84%		.94%		1.19%
Expense Reimbursement	(.01%	)	(.01%	)	(.01%	)	(.01%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.73%		.83%		.93%		1.18%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .14%, .24%, .34%, and .59% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$75	$236	$410	$917
Class Y	$85	$267	$465	$1,036
Class L	$95	$299	$519	$1,154
Class A	$688	$930	$1,191	$1,934

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Moderate Growth Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, and Class L shares will be renamed to Administrative Class shares.

MassMutual RetireSMARTSM Moderate Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees(1)	.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	.16%		.26%		.36%		.36%
Acquired Fund Fees and Expenses	.65%		.65%		.65%		.65%
Total Annual Fund Operating Expenses(2)	.81%		.91%		1.01%		1.26%
Expense Reimbursement	(.02%	)	(.02%	)	(.02%	)	(.02%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.79%		.89%		.99%		1.24%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .14%, .24%, .34%, and .59% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$81	$257	$448	$1,000
Class Y	$91	$288	$502	$1,118
Class L	$101	$320	$556	$1,234
Class A	$694	$950	$1,225	$2,008

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Growth Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, and Class L shares will be renamed to Administrative Class shares.

MassMutual RetireSMARTSM Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees(1)	.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	.29%		.39%		.49%		.49%
Acquired Fund Fees and Expenses	.68%		.68%		.68%		.68%
Total Annual Fund Operating Expenses(2)	.97%		1.07%		1.17%		1.42%
Expense Reimbursement	(.12%	)	(.12%	)	(.12%	)	(.12%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.85%		.95%		1.05%		1.30%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .17%, .27%, .37%, and .62% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$87	$297	$525	$1,179
Class Y	$97	$328	$578	$1,295
Class L	$107	$360	$632	$1,410
Class A	$700	$987	$1,296	$2,169

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM In Retirement Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

On or after March 14, 2014, but no later than April 1, 2014, each Class L share of the Fund will be converted to Class Y shares of the Fund.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Service Class shares, Class Y shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual RetireSMARTSM In Retirement Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class A		Class N
Management Fees(1)	.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		.25%		.50%
Other Expenses(1)	.40%		.50%		.50%		.40%
Acquired Fund Fees and Expenses	.55%		.55%		.55%		.55%
Total Annual Fund Operating Expenses(2)	.95%		1.05%		1.30%		1.45%
Expense Reimbursement	(.14%	)	(.14%	)	(.14%	)	(.14%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.81%		.91%		1.16%		1.31%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .26%, .36%, .61%, and .76% for Classes S, Y, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$83	$289	$512	$1,154
Class Y	$93	$320	$566	$1,270
Class A	$686	$950	$1,234	$2,041
Class N	$133	$445	$779	$1,723

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2010 Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

On or after March 14, 2014, but no later than April 1, 2014, each Class L share of the Fund will be converted to Class Y shares of the Fund.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Service Class shares, Class Y shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual RetireSMARTSM 2010 Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class A		Class N
Management Fees(1)	.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		.25%		.50%
Other Expenses(1)	.37%		.47%		.47%		.37%
Acquired Fund Fees and Expenses	.57%		.57%		.57%		.57%
Total Annual Fund Operating Expenses(2)	.94%		1.04%		1.29%		1.44%
Expense Reimbursement	(.13%	)	(.13%	)	(.13%	)	(.13%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.81%		.91%		1.16%		1.31%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .24%, .34%, .59%, and .74% for Classes S, Y, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$83	$287	$507	$1,143
Class Y	$93	$318	$561	$1,259
Class A	$686	$948	$1,230	$2,031
Class N	$133	$443	$775	$1,713

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2015 Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

On or after March 14, 2014, but no later than April 1, 2014, each Class L share of the Fund will be converted to Class Y shares of the Fund.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Service Class shares, and Class Y shares will be renamed to Administrative Class shares.

MassMutual RetireSMARTSM 2015 Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class A
Management Fees(1)	.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		.25%
Other Expenses(1)	1.35%		1.45%		1.45%
Acquired Fund Fees and Expenses	.59%		.59%		.59%
Total Annual Fund Operating Expenses(2)	1.94%		2.04%		2.29%
Expense Reimbursement	(1.09%	)	(1.09%	)	(1.09%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.85%		.95%		1.20%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .26%, .36%, and .61% for Classes S, Y, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$87	$503	$946	$2,176
Class Y	$97	$534	$998	$2,282
Class A	$690	$1,151	$1,636	$2,970

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2020 Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

On or after March 14, 2014, but no later than April 1, 2014, each Class L share of the Fund will be converted to Class Y shares of the Fund.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Service Class shares, Class Y shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual RetireSMARTSM 2020 Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class A		Class N
Management Fees(1)	.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		.25%		.50%
Other Expenses(1)	.26%		.36%		.36%		.26%
Acquired Fund Fees and Expenses	.62%		.62%		.62%		.62%
Total Annual Fund Operating Expenses(2)	.88%		.98%		1.23%		1.38%
Expense Reimbursement	(.02%	)	(.02%	)	(.02%	)	(.02%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.86%		.96%		1.21%		1.36%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .24%, .34%, .59%, and .74% for Classes S, Y, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$88	$279	$486	$1,082
Class Y	$98	$310	$540	$1,200
Class A	$691	$941	$1,210	$1,976
Class N	$138	$435	$753	$1,656

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2025 Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

On or after March 14, 2014, but no later than April 1, 2014, each Class L share of the Fund will be converted to Class Y shares of the Fund.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Service Class shares, and Class Y shares will be renamed to Administrative Class shares.

MassMutual RetireSMARTSM 2025 Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class A
Management Fees(1)	.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		.25%
Other Expenses(1)	1.35%		1.45%		1.45%
Acquired Fund Fees and Expenses	.64%		.64%		.64%
Total Annual Fund Operating Expenses(2)	1.99%		2.09%		2.34%
Expense Reimbursement	(1.14%	)	(1.14%	)	(1.14%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.85%		.95%		1.20%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .21%, .31%, and .56% for Classes S, Y, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$87	$514	$967	$2,225
Class Y	$97	$545	$1,019	$2,330
Class A	$690	$1,160	$1,656	$3,014

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2030 Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

On or after March 14, 2014, but no later than April 1, 2014, each Class L share of the Fund will be converted to Class Y shares of the Fund.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Service Class shares, Class Y shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual RetireSMARTSM 2030 Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class A		Class N
Management Fees(1)	.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		.25%		.50%
Other Expenses(1)	.26%		.36%		.36%		.26%
Acquired Fund Fees and Expenses	.65%		.65%		.65%		.65%
Total Annual Fund Operating Expenses(2)	.91%		1.01%		1.26%		1.41%
Expense Reimbursement	(.02%	)	(.02%	)	(.02%	)	(.02%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.89%		.99%		1.24%		1.39%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .24%, .34%, .59%, and .74% for Classes S, Y, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$91	$288	$502	$1,118
Class Y	$101	$320	$556	$1,234
Class A	$694	$950	$1,225	$2,008
Class N	$142	$444	$769	$1,689

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2035 Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

On or after March 14, 2014, but no later than April 1, 2014, each Class L share of the Fund will be converted to Class Y shares of the Fund.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Service Class shares, and Class Y shares will be renamed to Administrative Class shares.

MassMutual RetireSMARTSM 2035 Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class A
Management Fees(1)	.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		.25%
Other Expenses(1)	1.64%		1.74%		1.74%
Acquired Fund Fees and Expenses	.65%		.65%		.65%
Total Annual Fund Operating Expenses(2)	2.29%		2.39%		2.64%
Expense Reimbursement	(1.39%	)	(1.39%	)	(1.39%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.90%		1.00%		1.25%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .25%, .35%, and .60% for Classes S, Y, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$92	$582	$1,098	$2,518
Class Y	$102	$612	$1,149	$2,620
Class A	$695	$1,224	$1,777	$3,280

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2040 Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

On or after March 14, 2014, but no later than April 1, 2014, each Class L share of the Fund will be converted to Class Y shares of the Fund.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Service Class shares, Class Y shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual RetireSMARTSM 2040 Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class A		Class N
Management Fees(1)	.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		.25%		.50%
Other Expenses(1)	.28%		.38%		.38%		.28%
Acquired Fund Fees and Expenses	.66%		.66%		.66%		.66%
Total Annual Fund Operating Expenses(2)	.94%		1.04%		1.29%		1.44%
Expense Reimbursement	(.04%	)	(.04%	)	(.04%	)	(.04%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.90%		1.00%		1.25%		1.40%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .24%, .34%, .59%, and .74% for Classes S, Y, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$92	$296	$516	$1,151
Class Y	$102	$327	$570	$1,267
Class A	$695	$957	$1,238	$2,039
Class N	$143	$452	$783	$1,721

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2045 Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

On or after March 14, 2014, but no later than April 1, 2014, each Class L share of the Fund will be converted to Class Y shares of the Fund.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Service Class shares, and Class Y shares will be renamed to Administrative Class shares.

MassMutual RetireSMARTSM 2045 Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class A
Management Fees(1)	.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		.25%
Other Expenses(1)	2.75%		2.85%		2.85%
Acquired Fund Fees and Expenses	.67%		.67%		.67%
Total Annual Fund Operating Expenses(2)	3.42%		3.52%		3.77%
Expense Reimbursement	(2.53%	)	(2.53%	)	(2.53%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.89%		.99%		1.24%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .22%, .32%, and .57% for Classes S, Y, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$91	$814	$1,561	$3,532
Class Y	$101	$844	$1,609	$3,624
Class A	$694	$1,441	$2,205	$4,202

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2050 Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

On or after March 14, 2014, but no later than April 1, 2014, each Class L share of the Fund will be converted to Class Y shares of the Fund.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Service Class shares, Class Y shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

MassMutual RetireSMARTSM 2050 Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class A		Class N
Management Fees(1)	.00%		.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		.25%		.50%
Other Expenses(1)	.46%		.56%		.56%		.46%
Acquired Fund Fees and Expenses	.67%		.67%		.67%		.67%
Total Annual Fund Operating Expenses(2)	1.13%		1.23%		1.48%		1.63%
Expense Reimbursement	(.24%	)	(.24%	)	(.24%	)	(.24%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.89%		.99%		1.24%		1.39%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .22%, .32%, .57%, and .72% for Classes S, Y, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$91	$335	$599	$1,353
Class Y	$101	$367	$653	$1,467
Class A	$694	$994	$1,315	$2,222
Class N	$142	$491	$864	$1,913

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2055 Fund

Supplement dated December 19, 2013 to the

Summary Prospectus dated September 16, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Fund’s investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

On or after March 14, 2014, but no later than April 1, 2014, each Class L share of the Fund will be converted to Class Y shares of the Fund.

The Board of Trustees of the Fund has approved changes to the Fund’s pricing structure that are expected to become effective on April 1, 2014 as shown below. Please note that while the current share class names are used below, effective April 1, 2014, Class S shares will be renamed to Service Class shares, and Class Y shares will be renamed to Administrative Class shares.

MassMutual RetireSMARTSM 2055 Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class A
Management Fees(1)	.00%		.00%		.00%
Distribution and Service (Rule 12b-1) Fees	None		None		.25%
Other Expenses(2)	15.96%		16.06%		16.06%
Acquired Fund Fees and Expenses(2)	.67%		.67%		.67%
Total Annual Fund Operating Expenses	16.63%		16.73%		16.98%
Expense Reimbursement	(15.76%	)	(15.76%	)	(15.76%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.87%		.97%		1.22%

(1)	Management Fees have been restated to reflect current fees.

(2)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year of the Fund.

(3)

The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .20%, .30%, and .55% for Classes S, Y, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class S	$89	$3,161
Class Y	$99	$3,183
Class A	$692	$3,628

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01